SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Outstanding at December 31, 2023	$ 641
Fair value of shares issued under settlement agreement	1,822
Investment in Solterra	219
Gain on marketable securities (Solterra)	88
Changes in fair value	(1,860)
Outstanding at December 31, 2024	910
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Outstanding at December 31, 2023	1,014
Credit facility to Plantify	250
Loan granted to Solterra	406
Loan granted to Solar project	764
Loan granted to MitoCareX	250
Share issued under settlement agreement in exchange for investment	(1,822)
Changes in fair value	530
Outstanding at December 31, 2024	$ 1,392